Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 694,968
38,900 Morgan Stanley, Series K, 5.85% ... 1,073,640
31,500 Public Storage, Series O, 3.90% .... 733,950
28,500 US Bancorp, Series L, 3.75% ...... 630,990
122,100 Wells Fargo & Co., Series Z, 4.75% . 3,032,964
Total Preferred Stocks
(Cost $6,547,571)
6,166,512
EXCHANGE-TRADED FUNDS — 16.9%
UNITED STATES — 16.9%
13,510,223 Invesco Preferred ETF ........... 193,871,700
1,213,146 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 127,841,325
1,769,837 iShares Preferred & Income Securities
ETF .................... 66,634,363
1,645,895 SPDR Bloomberg Convertible
Securities ETF ............. 126,437,654
Total Exchange-Traded Funds
(Cost $527,312,128)
514,785,042
Principal
Amount
BANK LOANS — 0.2%
UNITED STATES — 0.2%
$ 4,925,000 Caliber Home Loans, Inc.,
(1 mo. LIBOR USD + 2.875%),
3.15%, 07/24/25(a) ......... 4,912,688
Total Bank Loans
(Cost $4,925,000)
4,912,688
CORPORATE BONDS — 9.5%
CANADA — 0.4%
1,000,000 1011778 BC ULC/New Red Finance,
Inc.,
3.88%, 01/15/28(b) ......... 979,700
500,000 Bombardier, Inc.,
7.50%, 12/01/24(b) ......... 517,550
1,250,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%, 09/15/27(b) ......... 1,289,063
1,125,000 First Quantum Minerals Ltd.,
6.50%, 03/01/24(b) ......... 1,137,656
1,000,000 First Quantum Minerals Ltd.,
6.88%, 03/01/26(b) ......... 1,032,500
1,325,000 GFL Environmental, Inc.,
3.75%, 08/01/25(b) ......... 1,325,000
Principal
Amount Value
CANADA (continued)
$ 1,100,000 goeasy Ltd.,
5.38%, 12/01/24(b) ......... $ 1,122,000
600,000 Kronos Acquisition Holdings, Inc./Kik
Custom Products, Inc.,
7.00%, 12/31/27(b) ......... 543,000
500,000 MEG Energy Corp.,
7.13%, 02/01/27(b) ......... 518,750
350,000 MEG Energy Corp.,
5.88%, 02/01/29(b) ......... 356,601
600,000 Methanex Corp.,
5.25%, 12/15/29 ........... 607,059
500,000 NOVA Chemicals Corp.,
4.88%, 06/01/24(b) ......... 510,000
500,000 NOVA Chemicals Corp.,
5.25%, 06/01/27(b) ......... 504,865
500,000 Telesat Canada/Telesat LLC,
4.88%, 06/01/27(b) ......... 403,850
10,847,594
CAYMAN ISLANDS — 0.0%
762,952 Spirit Loyalty Cayman Ltd./Spirit IP
Cayman Ltd.,
8.00%, 09/20/25(b) ......... 826,620
GERMANY — 0.0%
500,000 Deutsche Bank AG,
(5 yr. Swap Semi 30/360 USD +
2.248%),
4.30%, 05/24/28(c) ......... 507,999
IRELAND — 0.1%
925,000 Castlelake Aviation Finance DAC,
5.00%, 04/15/27(b) ......... 901,598
1,103,000 LCPR Senior Secured Financing DAC,
6.75%, 10/15/27(b) ......... 1,146,207
2,047,805
ITALY — 0.1%
1,500,000 Intesa Sanpaolo SpA,
5.71%, 01/15/26(b) ......... 1,616,344
1,525,000 UniCredit SpA,
(ICE Swap Rate 11:00 am NY 5
USD + 3.703%),
5.86%, 06/19/32(b)(c) ....... 1,625,682
3,242,026
LUXEMBOURG — 0.2%
525,000 Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas
Luxco 4 Sarl,
4.63%, 06/01/28(b) ......... 502,687
1,650,000 Altice Financing SA,
5.00%, 01/15/28(b) ......... 1,529,633

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
LUXEMBOURG (continued)
$ 1,000,000 Altice France Holding SA,
6.00%, 02/15/28(b) ......... $ 912,650
900,000 Consolidated Energy Finance SA,
5.63%, 10/15/28(b) ......... 840,695
925,000 JBS Finance Luxembourg Sarl,
3.63%, 01/15/32(b) ......... 881,691
600,000 Telecom Italia Capital SA,
6.38%, 11/15/33 ........... 613,500
500,000 Telecom Italia Capital SA,
7.20%, 07/18/36 ........... 530,000
500,000 Venator Finance Sarl/Venator Materials
LLC,
9.50%, 07/01/25(b) ......... 543,750
6,354,606
MALTA — 0.0%
825,000 VistaJet Malta Finance Plc/XO
Management Holding, Inc.,
6.38%, 02/01/30(b) ......... 819,968
NETHERLANDS — 0.1%
1,000,000 Alcoa Nederland Holding BV,
5.50%, 12/15/27(b) ......... 1,052,500
1,075,000 Teva Pharmaceutical Finance
Netherlands III BV,
3.15%, 10/01/26 ........... 986,699
1,000,000 UPC Holding BV,
5.50%, 01/15/28(b) ......... 1,015,715
3,054,914
UNITED KINGDOM — 0.1%
200,000 INEOS Quattro Finance 2 Plc,
3.38%, 01/15/26(b) ......... 196,000
1,400,000 Jaguar Land Rover Automotive Plc,
7.75%, 10/15/25(b) ......... 1,469,132
1,050,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(b) ......... 1,013,397
2,678,529
UNITED STATES — 8.5%
1,000,000 Abercrombie & Fitch Management
Co.,
8.75%, 07/15/25(b) ......... 1,063,750
650,000 AdaptHealth LLC,
6.13%, 08/01/28(b) ......... 672,366
350,000 AdaptHealth LLC,
5.13%, 03/01/30(b) ......... 341,320
1,000,000 Adient Global Holdings Ltd.,
4.88%, 08/15/26(b) ......... 1,009,172
375,000 Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28(b) ......... 372,188
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
7.50%, 03/15/26(b) ......... $ 794,989
500,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.88%, 02/15/28(b) ......... 521,295
750,000 Alliance Data Systems Corp.,
4.75%, 12/15/24(b) ......... 759,375
1,850,000 Alliance Data Systems Corp.,
7.00%, 01/15/26(b) ......... 1,928,625
1,200,000 Allison Transmission, Inc.,
5.88%, 06/01/29(b) ......... 1,264,104
381,965 Ambac Assurance Corp.,
5.10%(b)(d) .............. 493,690
1,025,000 American Airlines, Inc.,
11.75%, 07/15/25(b) ........ 1,241,531
750,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.50%, 04/20/26(b) ......... 765,626
1,725,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.75%, 04/20/29(b) ......... 1,765,969
525,000 American Axle & Manufacturing, Inc.,
6.25%, 03/15/26 ........... 534,844
825,000 AMN Healthcare, Inc.,
4.63%, 10/01/27(b) ......... 830,499
550,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp.,
5.75%, 03/01/27(b) ......... 558,596
575,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp.,
5.38%, 06/15/29(b) ......... 578,789
520,000 Antero Resources Corp.,
8.38%, 07/15/26(b) ......... 579,977
271,000 Antero Resources Corp.,
7.63%, 02/01/29(b) ......... 295,390
375,000 Antero Resources Corp.,
5.38%, 03/01/30(b) ......... 387,112
1,175,000 Aramark Services, Inc.,
6.38%, 05/01/25(b) ......... 1,214,656
975,000 Archrock Partners LP/Archrock
Partners Finance Corp.,
6.25%, 04/01/28(b) ......... 982,985
1,250,000 Ardagh Metal Packaging Finance USA
LLC/Ardagh Metal Packaging
Finance Plc,
3.25%, 09/01/28(b) ......... 1,184,375

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,075,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
8.25%, 12/31/28(b) ......... $ 1,126,063
750,000 At Home Group, Inc.,
7.13%, 07/15/29(b) ......... 703,125
1,100,000 Ball Corp.,
3.13%, 09/15/31 ........... 1,024,936
3,930,000 Bank of America Corp., Series FF,
(3 mo. LIBOR USD + 2.931%),
5.88%(c)(d) ............... 4,155,975
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. LIBOR USD + 3.131%),
4.63%(c)(d) ............... 655,200
1,000,000 Bath & Body Works, Inc.,
6.63%, 10/01/30(b) ......... 1,077,700
750,000 Bath & Body Works, Inc.,
6.75%, 07/01/36 ........... 856,875
1,325,000 Bausch Health Cos, Inc.,
6.13%, 04/15/25(b) ......... 1,350,506
800,000 Bausch Health Cos, Inc.,
6.13%, 02/01/27(b) ......... 803,000
600,000 Bausch Health Cos, Inc.,
7.00%, 01/15/28(b) ......... 537,750
500,000 Bausch Health Cos, Inc.,
5.00%, 01/30/28(b) ......... 421,250
775,000 Bausch Health Cos, Inc.,
6.25%, 02/15/29(b) ......... 655,844
1,000,000 Berry Global, Inc.,
5.63%, 07/15/27(b) ......... 1,029,450
600,000 Big River Steel LLC/BRS Finance
Corp.,
6.63%, 01/31/29(b) ......... 633,000
1,500,000 Blackstone Mortgage Trust, Inc. REIT,
3.75%, 01/15/27(b) ......... 1,436,250
650,000 Block, Inc.,
3.50%, 06/01/31(b) ......... 619,125
850,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.63%, 12/15/25(b) ......... 888,250
498,000 Boyd Gaming Corp.,
8.63%, 06/01/25(b) ......... 528,328
1,050,000 Brink's Co. (The),
5.50%, 07/15/25(b) ......... 1,088,304
700,000 Buckeye Partners LP,
3.95%, 12/01/26 ........... 698,583
625,000 Buckeye Partners LP,
4.50%, 03/01/28(b) ......... 606,250
300,000 Burford Capital Global Finance LLC,
6.25%, 04/15/28(b) ......... 313,500
Principal
Amount Value
UNITED STATES (continued)
$ 325,000 Cablevision Lightpath LLC,
3.88%, 09/15/27(b) ......... $ 306,313
700,000 Cablevision Lightpath LLC,
5.63%, 09/15/28(b) ......... 669,984
1,500,000 Caesars Entertainment, Inc.,
6.25%, 07/01/25(b) ......... 1,548,750
826,000 Caesars Entertainment, Inc.,
8.13%, 07/01/27(b) ......... 888,982
500,000 Caesars Resort Collection LLC/CRC
Finco, Inc.,
5.75%, 07/01/25(b) ......... 514,850
1,350,000 Carnival Corp.,
10.50%, 02/01/26(b) ........ 1,516,050
1,775,000 Carnival Corp.,
5.75%, 03/01/27(b) ......... 1,704,000
450,000 Carnival Corp.,
6.00%, 05/01/29(b) ......... 432,900
1,250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(b) ......... 1,220,625
1,925,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(b) ......... 1,838,375
1,600,000 Centene Corp.,
3.00%, 10/15/30 ........... 1,552,800
250,000 Century Communities, Inc.,
6.75%, 06/01/27 ........... 260,128
1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(c)(d) ............... 1,636,216
200,000 Cheniere Energy Partners LP,
3.25%, 01/31/32(b) ......... 188,292
1,525,000 CHS/Community Health Systems,
Inc.,
6.00%, 01/15/29(b) ......... 1,550,925
525,000 CHS/Community Health Systems,
Inc.,
5.25%, 05/15/30(b) ......... 522,491
650,000 Churchill Downs, Inc.,
4.75%, 01/15/28(b) ......... 653,825
1,175,000 CITGO Petroleum Corp.,
7.00%, 06/15/25(b) ......... 1,183,201
350,000 Clarios Global LP/Clarios US Finance
Co.,
8.50%, 05/15/27(b) ......... 365,953
450,000 Clarivate Science Holdings Corp.,
4.88%, 07/01/29(b) ......... 429,417

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,500,000 Cleveland-Cliffs, Inc.,
6.75%, 03/15/26(b) ......... $ 1,571,685
400,000 Commercial Metals Co.,
4.13%, 01/15/30 ........... 397,000
400,000 Commercial Metals Co.,
4.38%, 03/15/32 ........... 397,654
234,000 CommScope Technologies LLC,
6.00%, 06/15/25(b) ......... 227,359
500,000 CommScope, Inc.,
6.00%, 03/01/26(b) ......... 506,370
775,000 CommScope, Inc.,
4.75%, 09/01/29(b) ......... 742,396
400,000 Comstock Resources, Inc.,
5.88%, 01/15/30(b) ......... 397,500
250,000 Consolidated Communications, Inc.,
6.50%, 10/01/28(b) ......... 257,425
500,000 Cornerstone Building Brands, Inc.,
6.13%, 01/15/29(b) ......... 515,875
700,000 CrownRock LP/CrownRock Finance,
Inc.,
5.63%, 10/15/25(b) ......... 705,229
1,250,000 CSC Holdings LLC,
7.50%, 04/01/28(b) ......... 1,292,813
650,000 CSC Holdings LLC,
6.50%, 02/01/29(b) ......... 676,715
1,000,000 CSC Holdings LLC,
4.50%, 11/15/31(b) ......... 931,740
106,000 CVR Partners LP/CVR Nitrogen
Finance Corp.,
9.25%, 06/15/23(b) ......... 106,297
400,000 CVR Partners LP/CVR Nitrogen
Finance Corp.,
6.13%, 06/15/28(b) ......... 406,484
1,000,000 Dana, Inc.,
4.25%, 09/01/30 ........... 968,750
1,025,000 Dana, Inc.,
4.50%, 02/15/32 ........... 978,875
700,000 DCP Midstream Operating LP,
3.25%, 02/15/32 ........... 661,500
1,600,000 Delta Air Lines, Inc.,
7.38%, 01/15/26 ........... 1,819,449
650,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(b) ......... 652,405
1,000,000 DISH DBS Corp.,
5.00%, 03/15/23 ........... 1,015,845
1,575,000 DISH DBS Corp.,
7.38%, 07/01/28 ........... 1,522,001
750,000 DISH DBS Corp.,
5.13%, 06/01/29 ........... 654,375
Principal
Amount Value
UNITED STATES (continued)
$ 375,000 Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29(b) ......... $ 361,875
575,000 Dycom Industries, Inc.,
4.50%, 04/15/29(b) ......... 563,115
550,000 Embarq Corp.,
8.00%, 06/01/36 ........... 566,159
550,000 Embecta Corp.,
5.00%, 02/15/30(b) ......... 550,000
250,000 Enviva Partners LP/Enviva Partners
Finance Corp.,
6.50%, 01/15/26(b) ......... 258,282
1,050,000 EQM Midstream Partners LP,
6.50%, 07/01/27(b) ......... 1,103,264
475,000 EQM Midstream Partners LP,
4.75%, 01/15/31(b) ......... 454,656
925,000 EQM Midstream Partners LP,
6.50%, 07/15/48 ........... 994,375
375,000 EQT Corp.,
5.00%, 01/15/29 ........... 394,687
425,000 Ford Motor Co.,
6.63%, 10/01/28 ........... 492,339
575,000 Ford Motor Co.,
3.25%, 02/12/32 ........... 549,418
1,100,000 Ford Motor Co.,
4.75%, 01/15/43 ........... 1,125,619
575,000 Ford Motor Co.,
5.29%, 12/08/46 ........... 631,063
2,100,000 Ford Motor Credit Co. LLC,
4.06%, 11/01/24 ........... 2,136,750
1,000,000 Ford Motor Credit Co. LLC,
4.27%, 01/09/27 ........... 1,031,500
500,000 Ford Motor Credit Co. LLC,
4.00%, 11/13/30 ........... 502,610
250,000 Forterra Finance LLC/FRTA Finance
Corp.,
6.50%, 07/15/25(b) ......... 261,875
1,000,000 FXI Holdings, Inc.,
7.88%, 11/01/24(b) ......... 1,011,250
725,000 Gap, Inc. (The),
3.88%, 10/01/31(b) ......... 671,908
500,000 GCI LLC,
4.75%, 10/15/28(b) ......... 494,225
625,000 Genesis Energy LP/Genesis Energy
Finance Corp.,
6.50%, 10/01/25 ........... 611,550
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(b) ......... 724,635
675,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.,
3.50%, 03/01/29(b) ......... 628,310

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 975,000 GPD Cos, Inc.,
10.13%, 04/01/26(b) ........ $ 1,024,969
750,000 Gray Television, Inc.,
7.00%, 05/15/27(b) ......... 790,076
975,000 Gray Television, Inc.,
4.75%, 10/15/30(b) ......... 933,777
500,000 Greif, Inc.,
6.50%, 03/01/27(b) ......... 517,550
250,000 Greystar Real Estate Partners LLC,
5.75%, 12/01/25(b) ......... 254,147
750,000 Griffon Corp.,
5.75%, 03/01/28 ........... 748,875
1,000,000 Gulfport Energy Corp.,
8.00%, 05/17/26(b) ......... 1,074,700
1,250,000 H&E Equipment Services, Inc.,
3.88%, 12/15/28(b) ......... 1,177,613
1,725,000 Harvest Midstream I LP,
7.50%, 09/01/28(b) ......... 1,794,379
250,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
6.00%, 04/15/25(b) ......... 258,852
775,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
3.38%, 06/15/26(b) ......... 745,937
525,000 Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 01/20/26(b) ......... 536,907
1,400,000 Herbalife Nutrition Ltd./HLF
Financing, Inc.,
7.88%, 09/01/25(b) ......... 1,470,112
1,000,000 Herc Holdings, Inc.,
5.50%, 07/15/27(b) ......... 1,028,970
325,000 Hertz Corp. (The),
4.63%, 12/01/26(b) ......... 315,315
525,000 Hertz Corp. (The),
5.00%, 12/01/29(b) ......... 506,363
675,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
5.75%, 02/01/29(b) ......... 688,500
1,275,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(b) ......... 1,302,476
1,175,000 Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/28(b) ......... 1,235,219
1,125,000 Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/32(b) ......... 1,067,546
300,000 Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand
Vacations Borrower Esc,
5.00%, 06/01/29(b) ......... 298,500
Principal
Amount Value
UNITED STATES (continued)
$ 1,125,000 Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand
Vacations Borrower Esc,
4.88%, 07/01/31(b) ......... $ 1,089,847
350,000 HLF Financing Sarl LLC/Herbalife
International, Inc.,
4.88%, 06/01/29(b) ......... 331,625
425,000 Howard Midstream Energy Partners
LLC,
6.75%, 01/15/27(b) ......... 432,969
1,200,000 Hughes Satellite Systems Corp.,
6.63%, 08/01/26 ........... 1,293,000
1,000,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
6.38%, 12/15/25 ........... 1,017,910
1,350,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... 1,281,001
350,000 iHeartCommunications, Inc.,
8.38%, 05/01/27 ........... 365,487
1,000,000 International Game Technology Plc,
6.50%, 02/15/25(b) ......... 1,064,225
975,000 IRB Holding Corp.,
7.00%, 06/15/25(b) ......... 1,016,437
500,000 IRB Holding Corp.,
6.75%, 02/15/26(b) ......... 508,750
650,000 Iron Mountain, Inc. REIT,
4.50%, 02/15/31(b) ......... 616,323
750,000 JB Poindexter & Co., Inc.,
7.13%, 04/15/26(b) ......... 780,150
4,810,000 JPMorgan Chase & Co., Series HH,
(SOFR RATE + 3.125%),
4.60%(c)(d) ............... 4,798,552
1,250,000 Kaiser Aluminum Corp.,
4.50%, 06/01/31(b) ......... 1,175,000
675,000 KB Home,
4.00%, 06/15/31 ........... 664,875
1,075,000 Kennedy-Wilson, Inc.,
4.75%, 02/01/30 ........... 1,056,188
300,000 Koppers, Inc.,
6.00%, 02/15/25(b) ......... 300,750
1,750,000 Kraft Heinz Foods Co.,
3.75%, 04/01/30 ........... 1,808,972
1,075,000 Kraft Heinz Foods Co.,
5.00%, 06/04/42 ........... 1,225,524
1,125,000 Kraft Heinz Foods Co.,
4.38%, 06/01/46 ........... 1,190,919
500,000 Kraft Heinz Foods Co.,
4.88%, 10/01/49 ........... 569,995

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 175,000 Kraton Polymers LLC/Kraton
Polymers Capital Corp.,
4.25%, 12/15/25(b) ......... $ 180,250
534,000 LABL, Inc.,
10.50%, 07/15/27(b) ........ 548,600
400,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.75%, 06/15/29(b) ......... 391,464
550,000 LBM Acquisition LLC,
6.25%, 01/15/29(b) ......... 524,175
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(b) ......... 890,895
250,000 Legacy LifePoint Health LLC,
6.75%, 04/15/25(b) ......... 258,750
250,000 Legacy LifePoint Health LLC,
4.38%, 02/15/27(b) ......... 244,375
700,000 Level 3 Financing, Inc.,
3.75%, 07/15/29(b) ......... 638,750
650,000 Levi Strauss & Co.,
3.50%, 03/01/31(b) ......... 625,625
550,000 Live Nation Entertainment, Inc.,
4.88%, 11/01/24(b) ......... 551,375
600,000 Live Nation Entertainment, Inc.,
5.63%, 03/15/26(b) ......... 610,500
1,675,000 LogMeIn, Inc.,
5.50%, 09/01/27(b) ......... 1,628,937
425,000 LSB Industries, Inc.,
6.25%, 10/15/28(b) ......... 431,375
1,125,000 LSF9 Atlantis Holdings LLC/Victra
Finance Corp.,
7.75%, 02/15/26(b) ......... 1,083,071
1,000,000 Lumen Technologies, Inc.,
5.63%, 04/01/25 ........... 1,028,750
1,000,000 Lumen Technologies, Inc.,
5.13%, 12/15/26(b) ......... 1,006,710
575,000 Lumen Technologies, Inc.,
5.38%, 06/15/29(b) ......... 546,565
550,000 Manitowoc Co., Inc. (The),
9.00%, 04/01/26(b) ......... 572,000
750,000 Masonite International Corp.,
5.38%, 02/01/28(b) ......... 768,750
625,000 Match Group Holdings II LLC,
5.00%, 12/15/27(b) ......... 642,969
650,000 Mattel, Inc.,
3.75%, 04/01/29(b) ......... 641,875
1,100,000 Mauser Packaging Solutions Holding
Co.,
5.50%, 04/15/24(b) ......... 1,098,625
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Meritage Homes Corp.,
3.88%, 04/15/29(b) ......... $ 1,006,200
600,000 Meritor, Inc.,
6.25%, 06/01/25(b) ......... 623,316
525,000 Michaels Cos., Inc. (The),
7.88%, 05/01/29(b) ......... 480,375
825,000 Midcap Financial Issuer Trust,
6.50%, 05/01/28(b) ......... 831,155
500,000 Midcap Financial Issuer Trust,
5.63%, 01/15/30(b) ......... 485,115
750,000 Midcontinent Communications/
Midcontinent Finance Corp.,
5.38%, 08/15/27(b) ......... 760,312
1,350,000 Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets
Ltd.,
6.50%, 06/20/27(b) ......... 1,434,375
475,000 Millennium Escrow Corp.,
6.63%, 08/01/26(b) ......... 470,991
425,000 MIWD Holdco II LLC/MIWD
Finance Corp.,
5.50%, 02/01/30(b) ......... 421,889
325,000 ModivCare Escrow Issuer, Inc.,
5.00%, 10/01/29(b) ......... 314,785
1,150,000 ModivCare, Inc.,
5.88%, 11/15/25(b) ......... 1,195,161
800,000 Mozart Debt Merger Sub, Inc.,
3.88%, 04/01/29(b) ......... 769,656
975,000 MPH Acquisition Holdings LLC,
5.75%, 11/01/28(b) ......... 877,237
825,000 Murphy Oil Corp.,
6.38%, 07/15/28 ........... 862,344
1,650,000 Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/28(b) ......... 1,617,000
1,075,000 Navient Corp.,
5.50%, 01/25/23 ........... 1,097,844
825,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(b) ......... 825,000
1,000,000 Newell Brands, Inc.,
4.70%, 04/01/26 ........... 1,050,000
725,000 Nexstar Media, Inc.,
5.63%, 07/15/27(b) ......... 743,125
550,000 Nexstar Media, Inc.,
4.75%, 11/01/28(b) ......... 543,428
1,300,000 Northern Oil and Gas, Inc.,
8.13%, 03/01/28(b) ......... 1,355,250
1,000,000 Novelis Corp.,
4.75%, 01/30/30(b) ......... 997,500

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 525,000 Occidental Petroleum Corp.,
5.88%, 09/01/25 ........... $ 561,094
750,000 Occidental Petroleum Corp.,
5.50%, 12/01/25 ........... 795,868
1,225,000 Occidental Petroleum Corp.,
6.63%, 09/01/30 ........... 1,437,550
1,000,000 Occidental Petroleum Corp.,
4.30%, 08/15/39 ........... 942,500
575,000 Occidental Petroleum Corp.,
6.20%, 03/15/40 ........... 665,562
500,000 Occidental Petroleum Corp.,
4.40%, 04/15/46 ........... 478,160
500,000 OneMain Finance Corp.,
6.13%, 03/15/24 ........... 523,750
500,000 OneMain Finance Corp.,
7.13%, 03/15/26 ........... 549,667
600,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... 609,210
1,000,000 Open Text Holdings, Inc.,
4.13%, 02/15/30(b) ......... 976,910
1,675,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
4.13%, 04/30/28(b) ......... 1,654,565
425,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(b) ......... 424,594
800,000 Ortho-Clinical Diagnostics, Inc./
Ortho-Clinical Diagnostics SA,
7.38%, 06/01/25(b) ......... 835,000
250,000 Outfront Media Capital LLC/Outfront
Media Capital Corp.,
6.25%, 06/15/25(b) ......... 259,375
600,000 Patrick Industries, Inc.,
4.75%, 05/01/29(b) ......... 579,000
875,000 PBF Holding Co. LLC/PBF Finance
Corp.,
9.25%, 05/15/25(b) ......... 854,698
1,221,000 Performance Food Group, Inc.,
5.50%, 10/15/27(b) ......... 1,240,609
525,000 PetSmart, Inc./PetSmart Finance
Corp.,
7.75%, 02/15/29(b) ......... 563,183
700,000 PGT Innovations, Inc.,
4.38%, 10/01/29(b) ......... 673,750
625,000 Pilgrim's Pride Corp.,
4.25%, 04/15/31(b) ......... 617,769
1,000,000 Post Holdings, Inc.,
5.75%, 03/01/27(b) ......... 1,026,302
700,000 Post Holdings, Inc.,
4.50%, 09/15/31(b) ......... 665,875
Principal
Amount Value
UNITED STATES (continued)
$ 550,000 PRA Group, Inc.,
5.00%, 10/01/29(b) ......... $ 543,125
725,000 Premier Entertainment Sub LLC/
Premier Entertainment Finance
Corp.,
5.63%, 09/01/29(b) ......... 681,718
1,650,000 Prime Healthcare Services, Inc.,
7.25%, 11/01/25(b) ......... 1,723,425
250,000 Radiate Holdco LLC/Radiate Finance,
Inc.,
4.50%, 09/15/26(b) ......... 240,670
1,375,000 Radiate Holdco LLC/Radiate Finance,
Inc.,
6.50%, 09/15/28(b) ......... 1,326,875
1,520,000 Range Resources Corp.,
8.25%, 01/15/29 ........... 1,680,436
303,000 Rayonier AM Products, Inc.,
7.63%, 01/15/26(b) ......... 309,818
250,000 Rent-A-Center, Inc.,
6.38%, 02/15/29(b) ......... 256,875
596,000 Rite Aid Corp.,
7.50%, 07/01/25(b) ......... 587,406
675,000 Rockies Express Pipeline LLC,
4.95%, 07/15/29(b) ......... 693,562
1,000,000 Rockies Express Pipeline LLC,
4.80%, 05/15/30(b) ......... 997,500
1,500,000 Royal Caribbean Cruises Ltd.,
9.13%, 06/15/23(b) ......... 1,580,250
1,050,000 Royal Caribbean Cruises Ltd.,
5.50%, 08/31/26(b) ......... 1,023,750
1,025,000 Royal Caribbean Cruises Ltd.,
5.38%, 07/15/27(b) ......... 990,560
675,000 Royal Caribbean Cruises Ltd.,
5.50%, 04/01/28(b) ......... 654,946
275,000 RP Escrow Issuer LLC,
5.25%, 12/15/25(b) ......... 267,729
975,000 Sabre GLBL, Inc.,
7.38%, 09/01/25(b) ......... 999,375
481,096 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... 451,317
500,000 Scientific Games International, Inc.,
5.00%, 10/15/25(b) ......... 510,363
675,000 SCIL IV LLC/SCIL USA Holdings
LLC,
5.38%, 11/01/26(b) ......... 676,688
550,000 Scotts Miracle-Gro Co. (The),
4.38%, 02/01/32 ........... 534,297
650,000 Scripps Escrow, Inc.,
5.88%, 07/15/27(b) ......... 663,000

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 2,350,000 Select Medical Corp.,
6.25%, 08/15/26(b) ......... $ 2,412,886
1,000,000 Service Properties Trust REIT,
4.35%, 10/01/24 ........... 955,000
1,325,000 Service Properties Trust REIT,
5.50%, 12/15/27 ........... 1,312,389
400,000 Shea Homes LP/Shea Homes Funding
Corp.,
4.75%, 02/15/28(b) ......... 393,500
1,025,000 Sirius XM Radio, Inc.,
3.13%, 09/01/26(b) ......... 982,770
1,300,000 Sirius XM Radio, Inc.,
4.00%, 07/15/28(b) ......... 1,257,750
4,765,000 Sitka Holdings LLC,
(3 mo. LIBOR USD + 4.500%),
5.25%, 07/06/26(b)(e) ....... 4,836,310
580,000 Six Flags Entertainment Corp.,
4.88%, 07/31/24(b) ......... 580,000
675,000 SM Energy Co.,
6.75%, 09/15/26 ........... 681,750
115,000 Southwestern Energy Co.,
5.95%, 01/23/25 ........... 121,606
875,000 Southwestern Energy Co.,
5.38%, 03/15/30 ........... 896,613
250,000 Southwestern Energy Co.,
4.75%, 02/01/32 ........... 249,578
500,000 Spectrum Brands, Inc.,
5.50%, 07/15/30(b) ......... 521,250
1,300,000 Spirit AeroSystems, Inc.,
7.50%, 04/15/25(b) ......... 1,353,625
1,500,000 Sprint Capital Corp.,
6.88%, 11/15/28 ........... 1,791,750
1,500,000 SRM Escrow Issuer LLC,
6.00%, 11/01/28(b) ......... 1,540,200
400,000 Starwood Property Trust, Inc. REIT,
5.50%, 11/01/23(b) ......... 411,500
300,000 Starwood Property Trust, Inc. REIT,
3.63%, 07/15/26(b) ......... 291,750
425,000 Station Casinos LLC,
4.63%, 12/01/31(b) ......... 403,750
325,000 Summer BC Bidco B LLC,
5.50%, 10/31/26(b) ......... 318,175
650,000 Summit Materials LLC/Summit
Materials Finance Corp.,
5.25%, 01/15/29(b) ......... 663,403
650,000 Sunnova Energy Corp.,
5.88%, 09/01/26(b) ......... 620,750
500,000 Talen Energy Supply LLC,
6.63%, 01/15/28(b) ......... 440,000
Principal
Amount Value
UNITED STATES (continued)
$ 1,225,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(b) ......... $ 1,169,875
1,000,000 TEGNA, Inc.,
4.63%, 03/15/28 ........... 980,780
1,500,000 TEGNA, Inc.,
5.00%, 09/15/29 ........... 1,479,375
650,000 Tempur Sealy International, Inc.,
3.88%, 10/15/31(b) ......... 606,177
500,000 Tenet Healthcare Corp.,
6.13%, 10/01/28(b) ......... 500,750
675,000 Tenneco, Inc.,
7.88%, 01/15/29(b) ......... 717,295
625,000 Tenneco, Inc.,
5.13%, 04/15/29(b) ......... 578,850
375,000 Thor Industries, Inc.,
4.00%, 10/15/29(b) ......... 357,188
1,000,000 T-Mobile USA, Inc.,
3.50%, 04/15/31 ........... 975,530
300,000 TMS International Corp.,
6.25%, 04/15/29(b) ......... 289,500
750,000 Toll Brothers Finance Corp.,
4.35%, 02/15/28 ........... 796,875
1,550,000 TransDigm, Inc.,
8.00%, 12/15/25(b) ......... 1,619,393
650,000 TransDigm, Inc.,
6.25%, 03/15/26(b) ......... 669,500
1,000,000 Travel + Leisure Co.,
4.63%, 03/01/30(b) ......... 978,750
1,075,000 Tronox, Inc.,
6.50%, 05/01/25(b) ......... 1,115,635
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
4.80%(c)(d) ............... 1,683,000
1,500,000 Uber Technologies, Inc.,
8.00%, 11/01/26(b) ......... 1,590,615
1,700,000 Uber Technologies, Inc.,
7.50%, 09/15/27(b) ......... 1,810,160
1,000,000 United Airlines Holdings, Inc.,
4.25%, 10/01/22 ........... 1,011,090
275,000 United Airlines, Inc.,
4.63%, 04/15/29(b) ......... 272,104
500,000 United Rentals North America, Inc.,
3.88%, 02/15/31 ........... 485,000
575,000 United Rentals North America, Inc.,
3.75%, 01/15/32 ........... 550,562
375,000 United States Steel Corp.,
6.88%, 03/01/29 ........... 380,156

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,500,000 Uniti Group LP/Uniti Fiber Holdings,
Inc./CSL Capital LLC REIT,
7.88%, 02/15/25(b) ......... $ 1,559,445
950,000 US Foods, Inc.,
6.25%, 04/15/25(b) ......... 981,977
825,000 USA Compression Partners LP/USA
Compression Finance Corp.,
6.88%, 09/01/27 ........... 846,722
1,600,000 Veritas US, Inc./Veritas Bermuda Ltd.,
7.50%, 09/01/25(b) ......... 1,632,000
250,000 Verscend Escrow Corp.,
9.75%, 08/15/26(b) ......... 262,547
500,000 Viking Cruises Ltd.,
5.88%, 09/15/27(b) ......... 454,925
1,000,000 Vistra Operations Co. LLC,
4.38%, 05/01/29(b) ......... 965,000
800,000 Wabash National Corp.,
4.50%, 10/15/28(b) ......... 775,424
1,225,000 WASH Multifamily Acquisition, Inc.,
5.75%, 04/15/26(b) ......... 1,240,313
750,000 WESCO Distribution, Inc.,
7.25%, 06/15/28(b) ......... 803,317
162,000 Western Midstream Operating LP,
4.65%, 07/01/26 ........... 169,551
375,000 Western Midstream Operating LP,
5.50%, 08/15/48 ........... 414,375
1,075,000 Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.,
5.50%, 03/01/25(b) ......... 1,080,687
1,250,000 Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp.,
7.75%, 04/15/25(b) ......... 1,301,625
300,000 ZipRecruiter, Inc.,
5.00%, 01/15/30(b) ......... 297,189
575,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.,
3.88%, 02/01/29(b) ......... 541,219
259,204,954
Total Corporate Bonds
(Cost $294,876,959)
289,585,015
ASSET-BACKED SECURITIES — 20.2%
CANADA — 0.0%
Other Asset-Backed Securities — 0.0%
300,000 Golden Credit Card Trust, Series
2017-4A, Class A,
(1 mo. LIBOR USD + 0.520%),
0.62%, 07/15/24(b)(e) ....... 300,562
Principal
Amount Value
CANADA (continued)
Other Asset-Backed Securities (continued)
$ 1,000,000 Master Credit Card Trust II, Series
2020-1A, Class A,
1.99%, 09/21/24(b) ......... $ 1,011,195
1,311,757
CAYMAN ISLANDS — 1.8%
Collateralized Loan Obligations — 1.8%
1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. LIBOR USD + 5.700%),
5.95%, 04/20/31(b)(e) ....... 951,697
5,000,000 Atrium VIII, Series 8A, Class SUB,
1.25%, 10/23/24(b)(f)(g)(h) .. 248,125
2,000,000 Atrium XII, Series 12A, Class ER,
(3 mo. LIBOR USD + 5.250%),
5.51%, 04/22/27(b)(e)(f) ..... 1,957,471
12,131,250 Atrium XIII, Series 13A, Class SUB,
2.83%, 11/21/47(b)(f)(g)(h) .. 8,469,482
500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR,
(3 mo. LIBOR USD + 1.700%),
1.94%, 10/15/34(b)(e) ....... 496,326
371,770 BlueMountain CLO Ltd., Series 2015-
2A, Class A1R,
(3 mo. LIBOR USD + 0.930%),
1.17%, 07/18/27(b)(e) ....... 371,584
272,883 Carlyle Global Market Strategies CLO
Ltd., Series 2015-4A, Class SBB1,
(3 mo. LIBOR USD + 8.500%),
8.75%, 07/20/32(b)(e)(f) ..... 270,356
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
3.62%, 04/20/32(b)(f)(g)(h) .. 11,192,139
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
3.74%, 01/20/31(b)(f)(g)(h) .. 6,398,182
500,000 CIFC Funding Ltd., Series 2019-5A,
Class A2RS,
(3 mo. LIBOR USD + 1.750%),
1.99%, 01/15/35(b)(e) ....... 499,132
1,000,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. LIBOR USD + 1.450%),
1.61%, 05/15/30(b)(e) ....... 998,035
4,500,000 Generate CLO-3 Ltd., Series 3A,
Class ER,
(3 mo. LIBOR USD + 6.400%),
6.65%, 10/20/29(b)(e) ....... 4,478,158

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 4,000,000 Generate CLO-3 Ltd., Series 3A,
Class SUB,
6.71%, 10/20/29(b)(f)(g)(h) .. $ 1,945,088
500,000 GoldentTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.600%),
1.85%, 07/20/34(b)(e) ....... 500,190
1,000,000 Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A2,
(3 mo. LIBOR USD + 1.750%),
1.99%, 04/15/34(b)(e) ....... 999,997
500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
1.65%, 03/20/30(b)(e) ....... 495,735
500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. TeraSaffroncoin +
1.800%),
0.00%, 04/20/35(b)(e)(f)(h) .. 500,000
1,000,000 Regatta XXI Funding Ltd., Series
2021-3A, Class B,
(3 mo. LIBOR USD + 1.700%),
1.83%, 10/20/34(b)(e) ....... 998,191
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
5.26%, 07/25/31(b)(g)(h) .... 3,195,078
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
5.70%, 10/23/30(b)(f)(g)(h) .. 3,142,229
7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. LIBOR USD + 8.100%),
8.35%, 04/20/31(b)(e)(f) ..... 6,492,746
54,599,941
UNITED STATES — 18.4%
Other Asset-Backed Securities — 18.4%
4,352,366 510 Loan Acquisition Trust, Series
2020-1, Class A, STEP,
5.11%, 09/25/60(b) ......... 4,347,791
218,484 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. LIBOR USD + 1.050%),
1.16%, 01/25/34(e) ......... 217,797
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 48,593 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.35%, 12/25/57(a)(b)(g)(h) .. $ 39,958
21,846 Ajax Mortgage Loan Trust, Series
2018-A, Class B,
2.90%, 04/25/58(b)(h) ...... 20,828
108,491 Ajax Mortgage Loan Trust, Series
2018-B, Class B,
1.98%, 02/26/57(b)(h) ...... 53,862
5,211,960 Ajax Mortgage Loan Trust, Series
2018-D, Class A,
3.75%, 08/25/58(b)(g) ...... 5,226,086
1,820,383 Ajax Mortgage Loan Trust, Series
2018-D, Class B,
2.93%, 08/25/58(a)(b)(g)(h) .. 1,400,238
140,112 Ajax Mortgage Loan Trust, Series
2018-E, Class C,
1.15%, 06/25/58(b)(g)(h) .... 136,619
179,937 Ajax Mortgage Loan Trust, Series
2018-F, Class C,
1.99%, 11/25/58(b)(h) ...... 121,429
9,464,744 Ajax Mortgage Loan Trust, Series
2018-G, Class A,
4.38%, 06/25/57(b)(g) ...... 9,493,846
2,100,000 Ajax Mortgage Loan Trust, Series
2018-G, Class B,
5.25%, 06/25/57(a)(b)(g) .... 1,585,500
5,362,641 Ajax Mortgage Loan Trust, Series
2018-G, Class C,
0.05%, 06/25/57(b)(h) ...... 5,321,985
9,398,514 Ajax Mortgage Loan Trust, Series
2019-A, Class A,
3.75%, 08/25/57(b)(g) ...... 9,462,211
2,450,000 Ajax Mortgage Loan Trust, Series
2019-A, Class B,
5.25%, 08/25/57(b)(g) ...... 2,459,057
6,108,502 Ajax Mortgage Loan Trust, Series
2019-A, Class C,
0.79%, 08/25/57(a)(b)(h) .... 5,057,839
5,582,614 Ajax Mortgage Loan Trust, Series
2019-B, Class A,
3.75%, 01/25/59(b)(g) ...... 5,619,553
2,100,000 Ajax Mortgage Loan Trust, Series
2019-B, Class B,
5.25%, 01/25/59(a)(b)(g) .... 1,585,500
5,350,842 Ajax Mortgage Loan Trust, Series
2019-B, Class C,
0.61%, 01/25/59(b)(h) ...... 5,263,919

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,724,829 Ajax Mortgage Loan Trust, Series
2019-E, Class A, STEP,
3.00%, 09/25/59(b) ......... $ 5,713,616
3,512,199 Ajax Mortgage Loan Trust, Series
2019-E, Class B, STEP,
4.88%, 09/25/59(b) ......... 3,508,990
7,554,407 Ajax Mortgage Loan Trust, Series
2019-E, Class C,
2.64%, 09/25/59(b)(h) ...... 6,872,955
11,280,128 Ajax Mortgage Loan Trust, Series
2019-G, Class A, STEP,
3.00%, 09/25/59(b) ......... 11,244,672
2,927,374 Ajax Mortgage Loan Trust, Series
2019-G, Class B, STEP,
4.25%, 09/25/59(b) ......... 2,909,840
7,440,557 Ajax Mortgage Loan Trust, Series
2019-G, Class C,
1.05%, 09/25/59(b)(h) ...... 6,279,702
22,453,613 Ajax Mortgage Loan Trust, Series
2020-A, Class A, STEP,
2.38%, 12/25/59(b) ......... 22,240,863
4,328,402 Ajax Mortgage Loan Trust, Series
2020-A, Class B, STEP,
3.50%, 12/25/59(b) ......... 4,210,680
10,353,633 Ajax Mortgage Loan Trust, Series
2020-A, Class C,
1.92%, 12/25/59(a)(b)(h) .... 6,491,728
1,230,360 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
3.72%, 01/25/61(b) ......... 1,222,375
3,151,993 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.51%, 01/25/61(b)(h) ...... 2,647,202
13,546,050 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
2.00%, 03/25/60(b) ......... 13,317,522
2,042,300 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
4.00%, 03/25/60(b)(g) ...... 2,023,969
3,051,274 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.66%, 03/25/60(a)(b)(g)(h) .. 2,369,315
4,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.92%, 12/25/60(b)(g) ...... 3,812,164
1,080,800 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
3.75%, 06/25/61(b) ......... 1,066,449
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,017,304 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.55%, 06/25/61(b)(h) ...... $ 1,773,171
500,000 American Credit Acceptance
Receivables Trust, Series 2020-4,
Class B,
0.85%, 12/13/24(b) ......... 499,967
1,000,000 American Express Credit Account
Master Trust, Series 2017-5,
Class A,
(1 mo. LIBOR USD + 0.380%),
0.48%, 02/18/25(e) ......... 1,001,351
1,000,000 American Express Credit Account
Master Trust, Series 2018-5,
Class A,
(1 mo. LIBOR USD + 0.340%),
0.44%, 12/15/25(e) ......... 1,002,531
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. LIBOR USD + 1.980%),
2.09%, 05/25/35(e) ......... 5,099,736
6,000,000 AMSR Trust, Series 2020-SFR5,
Class F,
2.69%, 11/17/37(b) ......... 5,792,236
8,559,213 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. LIBOR USD + 0.480%),
0.59%, 05/25/35(e) ......... 8,011,993
4,662,855 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. LIBOR USD + 0.690%),
0.80%, 01/25/36(e) ......... 5,209,482
6,021,472 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. LIBOR USD + 0.630%),
0.74%, 01/25/36(e) ......... 5,744,627
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(g) ......... 2,312,736
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.41%, 12/10/25(g) ......... 1,731,451

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 7,353,293 Bayview Commercial Asset Trust,
Series 2007-4A, Class A1,
(1 mo. LIBOR USD + 0.450%),
0.55%, 09/25/37(b)(e) ....... $ 7,062,007
7,154,852 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. LIBOR USD + 1.000%),
1.11%, 05/28/39(b)(e) ....... 6,657,830
1,579,833 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. LIBOR USD + 1.300%),
1.41%, 05/28/39(b)(e) ....... 1,232,814
1,269,977 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. LIBOR USD + 1.000%),
1.11%, 12/28/40(b)(e) ....... 1,218,261
2,667,237 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. LIBOR USD + 0.930%),
1.04%, 12/28/40(b)(e) ....... 2,651,562
908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. LIBOR USD + 1.800%),
1.91%, 05/25/35(e) ......... 910,581
1,809,327 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. LIBOR USD + 1.020%),
1.13%, 12/25/35(e) ......... 2,661,007
3,614,834 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. LIBOR USD + 0.140%),
0.25%, 12/25/36(e) ......... 4,694,573
2,369,924 Bear Stearns Asset Backed Securities
I Trust, Series 2007-HE1,
Class 21A2,
(1 mo. LIBOR USD + 0.160%),
0.27%, 01/25/37(e) ......... 2,345,601
4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. LIBOR USD + 2.250%),
2.36%, 04/25/36(e) ......... 4,702,165
500,000 BMW Vehicle Lease Trust, Series
2021-1, Class A4,
0.37%, 07/25/24 ........... 493,669
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 500,000 Capital One Prime Auto Receivables
Trust, Series 2021-1, Class A3,
0.77%, 09/15/26 ........... $ 493,462
500,000 CarMax Auto Owner Trust, Series
2020-4, Class B,
0.85%, 06/15/26 ........... 489,142
1,000,000 CarMax Auto Owner Trust, Series
2021-1, Class B,
0.74%, 10/15/26 ........... 969,588
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. LIBOR USD + 0.420%),
0.53%, 12/26/36(e) ......... 4,416,079
6,772,128 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. LIBOR USD + 0.500%),
0.61%, 02/25/37(e) ......... 6,546,824
6,453,565 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(b)(g) ...... 6,649,582
3,355,080 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. LIBOR USD + 0.200%),
0.31%, 05/25/37(e) ......... 2,793,402
90,154 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. LIBOR USD + 0.270%),
0.38%, 05/25/37(e) ......... 75,662
4,107,156 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. LIBOR USD + 0.170%),
0.28%, 07/25/45(e) ......... 3,532,097
500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1.16%, 10/16/28 ........... 490,585
1,728,609 Conseco Finance Corp., Series 1997-7,
Class M1,
7.03%, 07/15/28(g) ......... 1,721,107
1,802,507 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(g) ......... 1,803,965
2,272,565 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(g) ......... 1,225,522
2,563,813 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(g) ......... 1,328,387
11,183,346 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(g) ......... 3,268,940

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,346,664 Countrywide Asset-Backed
Certificates, Series 2006-12,
Class 1A,
(1 mo. LIBOR USD + 0.260%),
0.37%, 12/25/36(e) ......... $ 4,332,381
5,882,242 Countrywide Asset-Backed
Certificates, Series 2006-22,
Class M1,
(1 mo. LIBOR USD + 0.230%),
0.34%, 05/25/47(e) ......... 5,312,882
5,764,518 Countrywide Asset-Backed
Certificates, Series 2006-26,
Class M1,
(1 mo. LIBOR USD + 0.250%),
0.36%, 06/25/37(e) ......... 6,058,077
2,603,865 Countrywide Asset-Backed Certificates
Trust, Series 2005-17,
Class 1AF4, STEP,
6.05%, 05/25/36 ........... 2,541,183
242,223 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 3AV2,
(1 mo. LIBOR USD + 0.160%),
0.27%, 09/25/46(e) ......... 241,614
9,018,992 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. LIBOR USD + 0.300%),
0.41%, 03/25/37(e) ......... 9,418,083
1,247,359 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. LIBOR USD + 0.180%),
0.28%, 05/15/36(e) ......... 1,220,189
741,024 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4Q1B,
(1 mo. LIBOR USD + 0.300%),
0.40%, 12/15/33(b)(e) ....... 736,205
609,176 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. LIBOR USD + 0.240%),
0.34%, 02/15/30(b)(e) ....... 567,170
365,015 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1B,
(1 mo. LIBOR USD + 0.190%),
0.29%, 05/15/35(b)(e) ....... 355,978
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 500,000 Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.96%, 02/15/30(b) ......... $ 493,277
2,244,775 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class A2,
3.50%, 09/27/66(b)(g) ...... 2,120,777
3,893,386 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class B2,
28.31%, 09/27/66(b)(g) ...... 3,442,170
3,571,885 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
2.68%, 07/26/60(a)(b)(g)(h) .. 1,285,879
2,336,476 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. LIBOR USD + 0.340%),
0.45%, 07/25/37(b)(e) ....... 1,907,006
1,000,000 Discover Card Execution Note Trust,
Series 2017-A7, Class A7,
(1 mo. LIBOR USD + 0.360%),
0.47%, 04/15/25(e) ......... 1,002,176
500,000 Drive Auto Receivables Trust, Series
2021-1, Class A3,
0.44%, 11/15/24 ........... 499,461
32,091 DT Auto Owner Trust, Series 2019-
1A, Class C,
3.61%, 11/15/24(b) ......... 32,127
1,000,000 DT Auto Owner Trust, Series 2021-
1A, Class B,
0.62%, 09/15/25(b) ......... 993,671
1,000,000 Enterprise Fleet Financing LLC, Series
2020-2, Class A3,
0.65%, 07/20/26(b) ......... 979,018
500,000 Enterprise Fleet Financing LLC, Series
2021-3, Class A2,
0.77%, 08/20/27(b) ......... 494,287
4,888,830 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. LIBOR USD + 0.540%),
0.65%, 03/25/36(e) ......... 4,517,679
1,801,168 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. LIBOR USD + 1.800%),
1.90%, 10/25/33(e) ......... 1,828,247

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 9,142,313 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. LIBOR USD + 0.375%),
0.48%, 07/25/36(e) ......... $ 9,487,007
4,311,318 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. LIBOR USD + 0.600%),
0.71%, 01/25/36(e) ......... 4,029,922
3,826,308 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. LIBOR USD + 0.150%),
0.26%, 03/25/37(e) ......... 2,341,012
500,000 Flagship Credit Auto Trust, Series
2020-4, Class B,
1.00%, 10/15/25(b) ......... 497,217
1,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%, 04/15/33(b) ......... 969,966
1,300,000 Ford Credit Auto Owner Trust, Series
2020-C, Class B,
0.79%, 08/15/26 ........... 1,270,442
1,000,000 Ford Credit Floorplan Master Owner
Trust, Series 2020-2, Class A,
1.06%, 09/15/27 ........... 971,958
1,500,000 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. LIBOR USD + 0.615%),
0.72%, 11/25/35(e) ......... 1,431,529
1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(b) ......... 1,443,272
1,000,000 GM Financial Consumer Automobile
Receivables Trust, Series 2020-4,
Class A3,
0.38%, 08/18/25 ........... 993,503
1,050,000 GM Financial Consumer Automobile
Receivables Trust, Series 2021-1,
Class B,
0.75%, 05/17/27 ........... 1,031,949
555,482 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. LIBOR USD + 0.500%),
0.61%, 02/25/36(e) ......... 549,552
100,519 GMACM Home Equity Loan Trust,
Series 2006-HE1, Class A,
(1 mo. LIBOR USD + 0.315%),
0.42%, 11/25/36(e) ......... 284,378
500,000 GMF Floorplan Owner Revolving
Trust, Series 2020-2, Class B,
0.96%, 10/15/25(b) ......... 495,087
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 500,000 GreatAmerica Leasing Receivables
Funding LLC, Series 2021-1,
Class B,
0.72%, 12/15/26(b) ......... $ 485,021
5,694,250 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.45%, 06/20/31(g) ......... 3,966,254
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. LIBOR USD + 0.700%),
0.81%, 12/25/35(e) ......... 1,219,443
9,022,681 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. LIBOR USD + 0.360%),
0.47%, 03/25/36(e) ......... 3,763,577
384,140 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(g) ......... 199,623
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. LIBOR USD + 3.375%),
3.48%, 02/25/47(e) ......... 3,755,365
1,821,890 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. LIBOR USD + 0.250%),
0.35%, 07/19/47(e) ......... 1,686,641
3,822,464 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. LIBOR USD + 0.300%),
0.41%, 05/25/37(e) ......... 3,333,940
2,993,133 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(b) ......... 2,902,673
4,000,000 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(b) ......... 3,944,686
375,000 HPEFS Equipment Trust, Series 2021-
2A, Class B,
0.61%, 09/20/28(b) ......... 368,967
4,767,284 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4.72%, 12/25/36 ........... 2,087,974
1,000,000 Hyundai Auto Lease Securitization
Trust, Series 2020-B, Class B,
0.81%, 10/15/24(b) ......... 995,161
686,695 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(b) ......... 674,582

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 500,000 John Deere Owner Trust, Series 2021-
A, Class A3,
0.36%, 09/15/25 ........... $ 493,555
116,501 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... 45,843
235,286 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. LIBOR USD + 0.180%),
0.29%, 07/25/36(e) ......... 133,314
1,250,000 Kubota Credit Owner Trust, Series
2021-1A, Class A3,
0.62%, 08/15/25(b) ......... 1,230,220
1,630,189 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
0.27%, 02/25/59(a)(b)(h) .... 244,528
1,900,000 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(b)(g) ...... 1,926,150
2,478,671 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(g) ......... 2,588,355
261,861 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. LIBOR USD + 0.090%),
0.20%, 06/25/37(b)(e) ....... 213,759
5,388,937 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2,
(1 mo. LIBOR USD + 0.200%),
0.31%, 06/25/37(b)(e) ....... 4,459,793
2,032,583 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. LIBOR USD + 1.150%),
1.26%, 12/25/37(e) ......... 2,158,271
1,002,208 Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A2,
(1 mo. LIBOR USD + 0.110%),
0.22%, 11/25/36(e) ......... 414,720
5,199,748 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. LIBOR USD + 0.160%),
0.27%, 10/25/36(e) ......... 2,125,441
1,544,838 Madison Avenue Manufactured
Housing Contract Trust, Series
2002-A, Class B2,
(1 mo. LIBOR USD + 3.250%),
3.36%, 03/25/32(e) ......... 1,550,570
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,904,134 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. LIBOR USD + 0.320%),
0.43%, 03/25/36(e) ......... $ 421,353
1,000,000 Mercedes-Benz Auto Lease Trust,
Series 2020-A, Class A4,
1.88%, 09/15/25 ........... 1,005,015
2,279,932 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... 1,887,224
10,305,364 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. LIBOR USD + 0.500%),
0.61%, 10/25/37(e) ......... 4,486,327
1,055,800 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. LIBOR USD + 0.480%),
0.59%, 06/25/36(e) ......... 687,993
6,374,219 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. LIBOR USD + 0.130%),
0.24%, 11/25/36(e) ......... 3,481,016
2,846,029 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. LIBOR USD + 1.900%),
2.01%, 02/25/47(b)(e) ....... 2,788,734
3,566,917 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. LIBOR USD + 0.540%),
0.65%, 02/25/36(e) ......... 3,797,302
4,322,482 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 1,375,383
523,614 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. LIBOR USD + 0.300%),
0.41%, 03/25/36(e) ......... 517,273
8,000,000 Nationstar Home Equity Loan Trust,
Series 2007-A, Class M3,
(1 mo. LIBOR USD + 0.300%),
0.41%, 03/25/37(e) ......... 7,484,230
659,105 Navient Private Education Refi Loan
Trust, Series 2020-GA, Class A,
1.17%, 09/16/69(b) ......... 652,486

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 536,515 Navient Private Education Refi Loan
Trust, Series 2020-HA, Class A,
1.31%, 01/15/69(b) ......... $ 532,420
5,691,328 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. LIBOR USD + 0.675%),
0.78%, 12/25/35(e) ......... 5,421,961
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/27(b) ......... 6,486,431
783,062 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. LIBOR USD + 0.400%),
0.51%, 10/25/36(b)(e) ....... 984,496
1,508,175 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... 1,379,739
9,913,794 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(g) ......... 3,397,357
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(g) ......... 1,311,489
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(g) ......... 1,015,945
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(g) ......... 1,300,566
615,946 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(g) ......... 406,966
371,897 Oakwood Mortgage Investors, Inc.,
Series 2002-B, Class A4,
7.09%, 06/15/32(g) ......... 382,476
4,000,000 OneMain Financial Issuance Trust,
Series 2015-3A, Class D,
6.94%, 11/20/28(b) ......... 4,010,093
1,000,000 PFS Financing Corp., Series 2020-A,
Class A,
1.27%, 06/15/25(b) ......... 999,469
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.64%, 07/25/35 ........... 2,693,546
3,897,099 PRET LLC, Series 2021-NPL6,
Class A1, STEP,
2.49%, 07/25/51(b) ......... 3,861,674
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,000,000 PRET LLC, Series 2021-NPL6,
Class A2, STEP,
5.07%, 07/25/51(b) ......... $ 1,980,264
7,759,614 PRET LLC, Series 2021-RN4,
Class A1,
2.49%, 10/25/51(b)(g) ...... 7,740,207
1,000,000 Progress Residential Trust, Series 2019-
SFR3, Class F,
3.87%, 09/17/36(b) ......... 998,250
3,000,000 Progress Residential Trust, Series 2019-
SFR4, Class F,
3.68%, 10/17/36(b) ......... 2,994,751
750,000 Progress Residential Trust, Series 2020-
SFR1, Class G,
4.03%, 04/17/37(b) ......... 748,944
3,000,000 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(b) ......... 2,938,191
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(b) ......... 2,420,435
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(b) ......... 3,366,273
2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(b) ......... 2,279,189
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/29(b)(g) ...... 3,904,992
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/29(b)(g) ...... 3,884,714
4,112,705 PRPM LLC, Series 2020-4, Class A1,
STEP,
2.95%, 10/25/25(b) ......... 4,104,325
3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. LIBOR USD + 0.870%),
0.98%, 11/25/35(e) ......... 3,380,532
2,000,000 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. LIBOR USD + 0.290%),
0.54%, 06/25/36(e) ......... 1,948,976
191,774 SACO I Trust, Series 2006-7,
Class A1,
(1 mo. LIBOR USD + 0.260%),
0.37%, 07/25/36(e) ......... 287,662

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,000,000 Santander Drive Auto Receivables
Trust, Series 2020-4, Class B,
0.73%, 03/17/25 ........... $ 1,000,347
500,000 Santander Retail Auto Lease Trust,
Series 2020-B, Class A4,
0.65%, 12/20/24(b) ......... 493,985
4,184,401 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. LIBOR USD + 0.320%),
0.43%, 09/25/36(e) ......... 4,273,185
8,483,226 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. LIBOR USD + 0.290%),
0.40%, 01/25/47(e) ......... 9,303,661
2,673,339 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. LIBOR USD + 0.270%),
0.38%, 02/25/37(e) ......... 2,073,276
1,000,000 SLM Student Loan Trust, Series 2003-
10A, Class A4,
(3 mo. LIBOR USD + 0.670%),
0.87%, 12/17/68(b)(e) ....... 1,004,331
11,596,210 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. LIBOR USD + 0.250%),
0.36%, 07/25/36(e) ......... 12,357,124
4,179,972 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. LIBOR USD + 0.675%),
0.78%, 11/25/35(e) ......... 4,525,260
4,363,389 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. LIBOR USD + 0.750%),
0.86%, 07/25/35(e) ......... 4,140,772
2,234,432 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. LIBOR USD + 0.660%),
0.77%, 02/25/37(e) ......... 7,507,238
754,416 Tesla Auto Lease Trust, Series 2019-A,
Class A3,
2.16%, 10/20/22(b) ......... 756,912
1,000,000 Toyota Auto Receivables Owner Trust,
Series 2020-D, Class A3,
0.35%, 01/15/25 ........... 995,224
1,700,000 Tricon American Homes Trust, Series
2017-SFR2, Class F,
5.10%, 01/17/36(b) ......... 1,719,725
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,520,000 Tricon American Homes Trust, Series
2020-SFR1, Class F,
4.88%, 07/17/38(b) ......... $ 1,542,179
990,199 Tricon American Homes Trust, Series
2020-SFR2, Class A,
1.48%, 11/17/39(b) ......... 936,776
1,500,000 Tricon Residential Trust, Series 2021-
SFR1, Class F,
3.69%, 07/17/38(b) ......... 1,468,272
968,000 Tricon Residential Trust, Series 2021-
SFR1, Class G,
4.13%, 07/17/38(b) ......... 932,474
1,000,000 Verizon Owner Trust, Series 2020-A,
Class B,
1.98%, 07/22/24 ........... 1,008,767
1,000,000 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%, 04/21/25 ........... 983,890
7,000,000 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
2.73%, 12/26/51(b) ......... 6,940,273
1,000,000 World Omni Automobile Lease
Securitization Trust, Series 2020-
B, Class B,
0.70%, 02/17/26 ........... 991,751
406,673 World Omni Select Auto Trust, Series
2019-A, Class A3,
2.00%, 08/15/24 ........... 407,872
8,782,667 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. LIBOR USD + 0.400%),
0.51%, 06/25/37(b)(e) ....... 3,728,850
559,943,325
Total Asset-Backed Securities
(Cost $598,524,245)
615,855,023
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 16.5%
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4%
3,800,000 1Texas Capital Bank CLN,
0.03%, 02/01/26(h) ......... 3,794,936
340,563 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
2.90%, 07/25/35(g) ......... 350,648
1,606,303 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
4.32%, 03/25/37(g) ......... 1,278,626

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,434,998 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
1.05%, 09/25/46(e) ......... $ 1,426,129
1,082,352 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... 1,033,585
3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(b)(g) ...... 3,326,770
1,000,000 Angel Oak Mortgage Trust I LLC,
Series 2019-2, Class B1,
5.02%, 03/25/49(b)(g) ...... 985,996
13,425,410 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
3.55%, 07/31/57(b)(g) ...... 5,152,507
2,837,037 ARI Investments LLC,
4.61%, 01/06/25(a)(f) ....... 2,829,944
2,959,324 ARI Investments LLC,
4.55%, 01/30/25(a)(f) ....... 2,929,731
1,385,499 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. LIBOR USD + 0.400%),
0.51%, 01/25/37(e) ......... 1,079,581
118,155 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
3.25%, 09/20/35(g) ......... 123,615
406,674 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
2.72%, 02/20/36(g) ......... 399,193
350,058 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
2.64%, 06/20/36(g) ......... 339,641
1,298,561 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... 1,294,834
3,312,613 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
0.50%, 03/27/36(b)(g) ...... 3,026,212
380,037 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
2.75%, 10/25/35(g) ......... 387,864
12,952,500 Barclays Mortgage Trust, Series 2021-
NPL1, Class A, STEP,
2.00%, 12/27/60(b) ......... 12,761,806
1,177,500 Barclays Mortgage Trust, Series 2021-
NPL1, Class B, STEP,
4.63%, 12/27/60(b) ......... 1,163,725
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,691,400 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
0.00%, 12/27/60(b)(h) ...... $ 3,206,618
2,270,625 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
6.25%, 12/26/37(b)(g) ...... 2,044,874
704,346 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
3.26%, 02/25/36(g) ......... 698,027
54,623 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-6, Class 5A1,
3.40%, 08/25/35(g) ......... 51,212
275,914 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
3.16%, 05/25/47(g) ......... 273,389
1,183,420 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. LIBOR USD + 0.440%),
0.55%, 04/25/36(e) ......... 1,727,410
2,903,242 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. LIBOR USD + 0.320%),
0.43%, 11/25/36(e) ......... 2,746,325
2,945,511 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. LIBOR USD + 0.350%),
0.46%, 03/25/36(e) ......... 340,543
2,945,511 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. LIBOR USD + 0.350%),
0.46%, 03/25/36(e) ......... 340,540
1,062,394 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. LIBOR USD + 0.280%),
0.39%, 08/25/36(e) ......... 1,053,330
458,282 Bear Stearns Mortgage Funding Trust,
Series 2006-SL4, Class A,
(1 mo. LIBOR USD + 0.300%),
0.41%, 11/25/36(e) ......... 461,631
3,100,000 CFMT LLC, Series 2021-HB7,
Class M3,
3.85%, 10/27/31(b)(g) ...... 3,072,517
1,315,421 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%, 04/25/45(b)(g) ...... 1,298,468
3,734,018 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... 2,192,256

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 11,522,459 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37 ........... $ 6,268,870
1,750,000 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
3.01%, 01/25/67(b)(g) ...... 1,745,245
2,336,088 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... 2,080,021
2,581,278 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 2,271,595
99,622 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
3.22%, 06/25/36(g) ......... 96,735
2,996,887 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(b) ......... 2,339,454
184,093 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
2.81%, 05/25/35(g) ......... 186,948
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.11%, 12/27/66(b)(g) ...... 2,322,846
371,694 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 338,745
728,352 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. LIBOR USD + 0.600%),
0.71%, 08/25/35(e) ......... 703,016
3,218,072 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. LIBOR USD + 0.500%),
0.61%, 11/25/35(e) ......... 1,713,267
5,984,952 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. LIBOR USD + 5.500%),
5.39%, 11/25/35(e) ......... 1,032,779
191,769 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
3.34%, 12/25/35(g) ......... 187,314
61,247 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
1.09%, 12/25/35(e) ......... 59,834
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,012,749 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. LIBOR USD + 0.450%),
0.56%, 05/25/35(e) ......... $ 943,039
616,024 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 500,353
2,674,312 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. LIBOR USD + 0.350%),
0.46%, 05/25/36(e) ......... 1,261,605
1,696,563 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... 1,196,687
3,278,723 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 2,051,992
1,082,000 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. LIBOR USD + 0.350%),
0.46%, 08/25/36(e) ......... 522,972
1,082,000 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. LIBOR USD + 7.150%),
7.04%, 08/25/36(e) ......... 298,966
1,115,390 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%, 08/25/36 ........... 826,010
1,138,065 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. LIBOR USD + 0.400%),
0.51%, 03/25/36(e) ......... 389,742
2,022,992 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. LIBOR USD + 7.100%),
6.99%, 03/25/36(e) ......... 462,800
3,196,733 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... 1,909,874
1,206,935 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 897,755
873,852 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 636,076
1,103,528 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... 822,029
2,523,305 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,879,635

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,810,005 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. LIBOR USD + 0.340%),
0.45%, 02/25/37(e) ......... $ 2,236,414
2,405,003 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. LIBOR USD + 6.600%),
6.49%, 02/25/37(e) ......... 715,611
132,177 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... 126,263
374,999 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. LIBOR USD + 0.400%),
0.51%, 05/25/36(e) ......... 300,978
2,865,607 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 1,993,533
2,110,638 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(Cost of Funds for the 11th
District of San Francisco +
1.500%),
1.72%, 11/20/46(e) ......... 1,608,475
3,983,582 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
1.82%, 11/25/46(e) ......... 3,443,265
1,616,923 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. LIBOR USD + 0.380%),
0.49%, 11/25/46(e) ......... 1,470,802
3,158,533 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. LIBOR USD + 0.190%),
0.29%, 03/20/47(e) ......... 2,724,708
664,347 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. LIBOR USD + 0.420%),
0.53%, 05/25/36(e) ......... 612,450
2,414,824 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. LIBOR USD + 0.360%),
0.47%, 04/25/46(e) ......... 2,390,747
1,965,769 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... 1,290,840
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,980,010 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... $ 1,339,908
934,483 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... 643,046
4,285,830 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 2,350,357
3,687,799 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 2,372,476
872,522 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... 554,933
199,836 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.04%, 11/25/36 ........... 290,654
7,046,998 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
0.93%, 03/25/47(e) ......... 6,366,931
186,507 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. LIBOR USD + 0.360%),
0.47%, 04/25/47(e) ......... 40,620
1,423,309 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. LIBOR USD + 0.480%),
0.59%, 08/25/47(e) ......... 1,380,683
1,082,549 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 822,139
1,443,173 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... 988,676
1,017,710 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
2.43%, 01/25/36(g) ......... 950,916
1,841,893 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 2A4,
(1 mo. LIBOR USD + 1.400%),
1.51%, 08/25/35(e) ......... 1,525,300

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 198,806 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... $ 193,639
10,052,147 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
1.05%, 04/25/46(e) ......... 3,797,374
2,553,794 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. LIBOR USD + 0.400%),
0.51%, 04/25/46(e) ......... 2,403,723
1,457,437 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... 972,347
2,069,972 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
2.96%, 03/25/37(g) ......... 1,967,212
1,676,857 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... 1,548,166
2,620,450 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(g) ......... 914,089
7,024,674 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(b) ......... 3,758,879
3,518,004 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
2.70%, 04/27/37(b)(g) ...... 3,117,597
6,035,980 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. LIBOR USD + 0.150%),
0.25%, 10/27/36(b)(e) ....... 4,922,312
5,796,361 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.45%, 02/01/47(a)(b)(h) .... 4,820,833
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(b)(g) ...... $ 2,389,871
3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(b)(g) ...... 3,205,957
4,888,131 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
RPL9, Class A1,
2.44%, 02/25/61(b)(g) ...... 4,853,198
6,243,485 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. LIBOR USD + 1.350%),
1.46%, 11/25/35(e) ......... 1,122,571
1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10%, 05/25/65(b)(g) ...... 1,596,538
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.34%, 01/25/67(b)(g) ...... 3,297,733
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(b)(g) ...... 2,029,789
3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(b)(g) ...... 3,399,060
437,052 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.09%, 11/19/35(g) ......... 431,103
3,422,466 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. LIBOR USD + 0.350%),
0.46%, 01/25/35(b)(e) ....... 3,206,144
4,467,072 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. LIBOR USD + 0.350%),
0.46%, 09/25/35(b)(e) ....... 3,875,010
1,301,133 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. LIBOR USD + 0.350%),
0.46%, 01/25/36(b)(e) ....... 1,095,127
245,189 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
2.58%, 01/25/35(g) ......... 249,925
2,631,368 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... 1,263,853

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 43,777 GSR Mortgage Loan Trust, Series
2006-9F, Class 9A1,
6.00%, 08/25/21 ........... $ 41,949
185,940 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
2.77%, 01/25/36(g) ......... 196,658
516,212 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 430,686
10,090,900 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.27%, 06/25/47(g) ......... 7,919,553
346,021 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
2.37%, 04/25/37(g) ......... 321,349
3,690,000 Homeward Opportunities Fund I
Trust, Series 2020-2, Class B1,
5.45%, 05/25/65(b)(g) ...... 3,731,039
19,052,813 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.21%, 07/25/47(g) ......... 423,816
1,802,240 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. LIBOR USD + 0.270%),
0.38%, 06/25/37(e) ......... 2,376,747
3,401,000 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. LIBOR USD + 0.240%),
0.35%, 08/25/37(e) ......... 3,192,373
1,059,145 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
1.59%, 10/25/37(g) ......... 781,752
10,205 JP Morgan Mortgage Trust, Series
2007-S2, Class 2A3,
5.50%, 06/25/37 ........... 18,260
6,387,626 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... 2,853,707
69,572 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
3.06%, 10/26/48(b)(g) ...... 71,770
109,399,293 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(b)(g) ...... 2,168,721
6,435,199 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(b)(g) ...... 127,571
115,834,492 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0.19%, 12/25/51(b)(g) ...... 783,910
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,130,370 JP Morgan Mortgage Trust, Series
2021-INV5, Class B1,
3.19%, 12/25/51(b)(g) ...... $ 6,221,711
1,799,192 JP Morgan Mortgage Trust, Series
2021-INV5, Class B2,
3.19%, 12/25/51(b)(g) ...... 1,805,903
1,998,976 JP Morgan Mortgage Trust, Series
2021-INV5, Class B3,
3.19%, 12/25/51(b)(g) ...... 1,977,171
1,332,714 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(b)(g) ...... 1,039,176
466,478 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(b)(g) ...... 331,856
1,599,247 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
3.16%, 12/25/51(b)(g) ...... 641,924
36,315,630 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(b)(g) ...... 733,035
23,035,761 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(b)(g) ...... 269,002
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(b)(g) ...... 344,065
3,954,429 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50%, 02/25/52(b)(g) ...... 79,821
71,178,701 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.27%, 02/25/52(b)(g) ...... 746,608
3,926,103 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.27%, 02/25/52(b)(g) ...... 4,007,034
921,399 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.27%, 02/25/52(b)(g) ...... 929,875
1,281,873 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.27%, 02/25/52(b)(g) ...... 1,274,492
681,084 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.27%, 02/25/52(b)(g) ...... 613,443
280,368 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.27%, 02/25/52(b)(g) ...... 236,728
921,582 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
3.03%, 02/25/52(b)(g) ...... 464,857

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 7,063,429 Loan Revolving Advance Investment
Trust, Series 2021-1, Class A1X,
(1 mo. LIBOR USD + 2.750%),
2.85%, 12/31/22(b)(e) ....... $ 6,991,786
11,430,000 Loan Revolving Advance Investment
Trust, Series 2021-2, Class A1X,
(1 mo. LIBOR USD + 2.750%),
2.84%, 06/30/23(b)(e) ....... 11,314,068
4,559,030 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 1,568,000
2,635,545 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(b) ......... 2,452,378
1,211,578 MASTR Resecuritization Trust, Series
2008-3, Class A1,
0.51%, 08/25/37(b)(g) ...... 697,645
2,762,938 MCM Trust, Series 2021-VFN1,
3.00%, 08/25/28(a)(f) ....... 2,762,938
1,984,691 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 08/25/28(a)(f) ....... 781,968
2,500,000 Mello Warehouse Securitization Trust,
Series 2020-2, Class F,
(1 mo. LIBOR USD + 3.250%),
3.36%, 11/25/53(b)(e) ....... 2,489,389
4,875,000 Mello Warehouse Securitization Trust,
Series 2021-1, Class F,
(1 mo. LIBOR USD + 2.750%),
2.86%, 02/25/55(b)(e) ....... 4,821,240
2,167,409 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. LIBOR USD + 0.420%),
0.53%, 04/25/37(e) ......... 2,147,959
846,875 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
2.65%, 05/25/36(g) ......... 717,330
408,530 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 239,731
3,547,985 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
0.98%, 05/26/37(b) ......... 3,612,189
2,859,376 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. LIBOR USD + 0.160%),
0.42%, 12/26/46(b)(e) ....... 2,824,444
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 120,271 Morgan Stanley Resecuritization Trust,
Series 2015-R6, Class 3A,
(1 mo. LIBOR USD + 0.160%),
0.42%, 07/26/45(b)(e) ....... $ 119,821
820,858 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. LIBOR USD + 1.800%),
1.91%, 11/25/34(e) ......... 796,174
1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(b)(g) ...... 1,385,783
3,736,015 NYMT Loan Trust, Series 2020-SP2,
Class A1,
2.94%, 10/25/60(b)(g) ...... 3,710,351
3,166,213 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(b) ......... 3,012,199
1,508,116 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(b) ......... 1,428,240
3,000,000 Provident Funding Mortgage
Warehouse Securitization Trust,
Series 2021-1, Class G,
(1 mo. LIBOR USD + 5.500%),
5.61%, 02/25/55(b)(e) ....... 3,007,026
8,000,000 RCO VI Mortgage LLC, Series 2022-
1, Class A1, STEP,
2.98%, 01/25/27(b) ......... 7,977,222
560,164 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. LIBOR USD + 0.420%),
0.53%, 07/25/36(b)(e) ....... 532,023
1,640,433 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
4.46%, 12/25/35(g) ......... 1,614,590
714,126 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. LIBOR USD + 0.380%),
0.49%, 05/25/46(e) ......... 679,276
545,549 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 534,828
3,461,326 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. LIBOR USD + 0.550%),
0.66%, 01/25/37(e) ......... 2,619,909
637,049 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. LIBOR USD + 0.250%),
0.36%, 07/25/36(e) ......... 77,294

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,360,598 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
3.18%, 09/25/35(g) ......... $ 1,799,846
6,908,996 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
4.44%, 08/25/36(g) ......... 5,515,101
88,508 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
4.58%, 09/25/36(g) ......... 64,513
2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(b)(g) ...... 2,172,919
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(b)(g) ...... 3,701,941
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(b)(g) ...... 2,763,098
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(b)(g) ...... 3,453,643
4,070,595 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(a)(b)(g) .... 3,589,450
10,778,454 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B,
3.03%, 07/25/56(b)(h) ...... 3,501,370
18,743,819 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO,
1.34%, 07/25/56(b)(g) ...... 1,827,072
4,748,193 Seasoned Credit Risk Transfer Trust,
Series 2018-2, Class BX,
5.59%, 11/25/57(g) ......... 2,047,559
2,641,836 Seasoned Credit Risk Transfer Trust,
Series 2018-3, Class BX,
0.76%, 08/25/57(b)(g) ...... 1,078,194
4,500,055 Seasoned Loans Structured Transaction
Trust, Series 2020-3, Class M1,
4.75%, 04/26/60(b)(g) ...... 4,600,865
100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(b)(g) ...... 99,268
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(b)(g) ...... 174,597
257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(b)(g) ...... 256,674
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(b)(g) ...... $ 2,423,748
1,268,520 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
2.84%, 05/25/35(g) ......... 1,059,818
1,964,474 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
2.92%, 04/25/36(g) ......... 1,431,245
3,362,837 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. LIBOR USD + 0.440%),
0.55%, 05/25/46(e) ......... 1,650,788
1,334,491 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. LIBOR USD + 0.180%),
0.29%, 09/25/47(e) ......... 1,372,187
2,835,256 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. LIBOR USD + 0.350%),
0.46%, 06/25/35(b)(e) ....... 2,590,917
13,286,701 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%, 10/25/36(b) ......... 9,371,142
471,304 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
2.23%, 04/25/37(g) ......... 307,122
205,935 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
2.49%, 04/25/37(g) ......... 141,123
192,671 Thornburg Mortgage Securities Trust,
Series 2007-3, Class 4A1,
(12 mo. LIBOR USD + 1.250%),
2.05%, 06/25/47(e) ......... 184,064
5,290,989 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(a)(f) ....... 5,290,989
1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.00%, 02/01/51(a)(f)(h) ..... 1,620,762
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(b)(g) ...... 3,096,418

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(b)(g) ...... $ 3,285,812
27,263,037 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
4.11%, 02/25/38(b)(g) ...... 8,448,924
862,531 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
HY7, Class 2A2,
2.93%, 07/25/37(g) ......... 868,489
6,566,703 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
OA4, Class 2A,
(Cost of Funds for the 11th
District of San Francisco +
1.250%),
1.47%, 05/25/47(e) ......... 6,484,300
1,283,146 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... 850,015
806,684 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 811,938
4,553,139 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... 3,987,860
3,964,645 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.72%, 07/25/36 ........... 1,328,001
1,266,521 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
1.05%, 08/25/46(e) ......... 819,057
651,340 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. LIBOR USD + 0.320%),
0.43%, 03/25/37(e) ......... 565,870
5,441,656 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. LIBOR USD + 6.680%),
6.57%, 03/25/37(e) ......... 792,130
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,153,131 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. LIBOR USD + 0.540%),
0.65%, 03/25/37(e) ......... $ 1,011,732
1,036,805 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. LIBOR USD + 0.490%),
0.60%, 03/25/37(e) ......... 907,529
1,428,695 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
2.83%, 03/25/38(g) ......... 1,385,161
13,610,000 Western Alliance CLN,
5.63%, 12/28/24 ........... 13,599,541
4,492,696 Western Mortgage Reference Notes,
Series 2021-CL2, Class M1,
(SOFR 30A + 3.150%),
3.20%, 07/25/59(b)(e) ....... 4,492,690
4,492,774 Western Mortgage Reference Notes,
Series 2021-CL2, Class M2,
(SOFR 30A + 3.700%),
3.75%, 07/25/59(b)(e) ....... 4,492,765
437,502,072
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
973,676 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. LIBOR USD + 0.705%),
0.81%, 01/25/36(b)(e) ....... 938,650
830,632 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. LIBOR USD + 0.750%),
0.86%, 01/25/36(b)(e) ....... 801,283
1,253,122 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. LIBOR USD + 1.305%),
1.41%, 07/25/36(b)(e) ....... 1,183,595
7,311,163 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. LIBOR USD + 1.500%),
1.61%, 10/25/37(b)(e) ....... 5,471,003
10,127,000 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. LIBOR USD + 1.500%),
1.61%, 12/25/37(b)(e) ....... 9,971,745
4,250,000 BX Commercial Mortgage Trust, Series
2019-XL, Class J,
(1 mo. LIBOR USD + 2.650%),
2.76%, 10/15/36(b)(e) ....... 4,186,049

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 1,331,211 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(b) ......... $ 1,024,987
3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. LIBOR USD + 0.600%),
0.71%, 06/25/37(b)(e) ....... 2,573,203
3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. LIBOR USD + 2.000%),
2.11%, 10/25/37(b)(e) ....... 2,958,558
2,346,326 Velocity Commercial Capital Loan
Trust, Series 2014-1, Class M7,
8.02%, 09/25/44(b)(g) ...... 2,346,326
3,881,000 Velocity Commercial Capital Loan
Trust, Series 2016-1, Class M5,
8.62%, 04/25/46(b)(g) ...... 3,910,515
2,513,639 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(b)(g) ...... 2,538,779
963,909 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(b)(g) ...... 978,287
1,650,854 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(b)(g) ...... 1,676,903
2,005,670 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(b)(g) ...... 2,004,423
2,360,923 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(b)(g) ...... 2,355,748
1,580,628 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(b)(g) ...... 1,584,261
490,734 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(b)(g) ...... 488,690
2,030,134 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(b)(g) ...... 1,950,410
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(b)(g) ...... 1,194,212
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(b)(g) ...... 1,196,623
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 3,395,972 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(b) ......... $ 3,338,753
4,965,420 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(b)(g) ...... 4,858,297
1,969,995 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(b)(g) ...... 1,946,575
4,505,429 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
6.72%, 12/26/51(b)(g) ...... 4,330,891
65,808,766
Total Non-Agency Mortgage-Backed Securities
(Cost $510,784,970)
503,310,838
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 1.9%
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
2,740,286 Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B2,
(SOFR 30A + 6.000%),
6.05%, 10/25/41(b)(e) ....... 2,682,010
2,000,000 Connecticut Avenue Securities Trust,
Series 2021-R03, Class 1B2,
(SOFR 30A + 5.500%),
5.55%, 12/25/41(b)(e) ....... 1,892,428
2,536,796 Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B2,
(SOFR 30A + 6.000%),
6.05%, 12/25/41(b)(e) ....... 2,488,350
5,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA5, Class B1,
(SOFR 30A + 4.800%),
4.85%, 10/25/50(b)(e) ....... 5,325,831
3,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA6, Class B1,
(SOFR 30A + 3.000%),
3.05%, 12/25/50(b)(e) ....... 3,015,013
2,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA6, Class B2,
(SOFR 30A + 5.650%),
5.70%, 12/25/50(b)(e) ....... 2,016,472
3,076,000 Freddie Mac STACR REMIC Trust,
Series 2021-DNA1, Class B1,
(SOFR 30A + 2.650%),
2.70%, 01/25/51(b)(e) ....... 3,045,229

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,000,000 Freddie Mac STACR REMIC Trust,
Series 2021-DNA1, Class B2,
(SOFR 30A + 4.750%),
4.80%, 01/25/51(b)(e) ....... $ 3,933,689
4,000,000 Freddie Mac STACR REMIC Trust,
Series 2021-DNA5, Class B2,
(SOFR 30A + 5.500%),
5.55%, 01/25/34(b)(e) ....... 3,959,994
1,375,566 Freddie Mac STACR REMIC Trust,
Series 2021-HQA1, Class B1,
(SOFR 30A + 3.000%),
3.05%, 08/25/33(b)(e) ....... 1,370,339
2,856,608 Freddie Mac STACR REMIC Trust,
Series 2021-HQA1, Class B2,
(SOFR 30A + 5.000%),
5.05%, 08/25/33(b)(e) ....... 2,725,960
3,357,143 Freddie Mac STACR REMIC Trust,
Series 2021-HQA3, Class B1,
(SOFR 30A + 3.350%),
3.40%, 09/25/41(b)(e) ....... 3,327,749
2,940,000 Freddie Mac STACR REMIC Trust,
Series 2022-DNA1, Class B2,
(SOFR 30A + 7.100%),
7.15%, 01/25/42(b)(e) ....... 2,815,050
1,360,709 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2017-
DNA1, Class B2,
(1 mo. LIBOR USD + 10.000%),
10.11%, 07/25/29(e) ........ 1,426,583
3,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
DNA1, Class B1,
(1 mo. LIBOR USD + 3.150%),
3.26%, 07/25/30(e) ......... 3,037,524
30,623 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
SPI2, Class M2,
3.81%, 05/25/48(b)(g) ...... 30,565
4,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2020-
HQA5, Class B1,
(SOFR 30A + 4.000%),
4.05%, 11/25/50(b)(e) ....... 4,181,334
2,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2021-
DNA2, Class B1,
(SOFR 30A + 3.400%),
3.45%, 08/25/33(b)(e) ....... 2,040,018
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2021-
DNA2, Class B2,
(SOFR 30A + 6.000%),
6.05%, 08/25/33(b)(e) ....... $ 3,112,831
4,488,189 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2021-
DNA7, Class B2,
(SOFR 30A + 7.800%),
7.85%, 11/25/41(b)(e) ....... 4,476,965
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $56,359,087)
56,903,934
U.S. GOVERNMENT SECURITIES — 20.8%
U.S. Treasury Bonds — 20.8%
41,315,000 3.63%, 08/15/43 ............... 51,648,592
42,400,000 3.63%, 02/15/44 ............... 53,190,469
48,055,000 3.38%, 05/15/44 ............... 58,268,564
47,350,000 3.13%, 08/15/44 ............... 55,347,711
47,550,000 3.00%, 02/15/47 ............... 55,325,168
47,000,000 2.75%, 08/15/47 ............... 52,572,070
45,400,000 3.00%, 08/15/48 ............... 53,431,898
41,800,000 3.38%, 11/15/48 ............... 52,602,687
47,000,000 3.00%, 02/15/49 ............... 55,584,844
42,290,000 2.88%, 05/15/49 ............... 48,990,322
59,560,000 1.25%, 05/15/50 ............... 48,553,033
53,100,000 1.63%, 11/15/50 ............... 47,493,387
Total U.S. Government Securities
(Cost $686,375,693)
633,008,745
Shares
CASH SWEEP — 13.7%
UNITED STATES — 13.7%
418,022,734 Citibank - US Dollars on Deposit in
Custody Account, 0.03%(i) ... 418,022,734
Total Cash Sweep
(Cost $418,022,734)
418,022,734
TOTAL INVESTMENTS — 99.9%
(Cost $3,103,728,387)
$ 3,042,550,531
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
3,675,592
NET ASSETS — 100.0%
$ 3,046,226,123
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $49,599,788 which is 1.63% of net assets and the cost is $50,082,858.

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
The following abbreviations are used in the report:
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $923,138,188, which is 30.30% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2022.
(d) Perpetual security with no stated maturity date.
(e) Floating rate security. Rate shown is the rate in effect as of January
31, 2022.
(f) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(g) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2022.
(h) Zero coupon security. The rate represents the yield at time of purchase.
(i) The rate shown represents the current yield as of January 31, 2022.
Reference Entity
Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Depreciation
Total Return Swaps
Total Return Swap Barclays Bank Plc 09/13/2022 40,000 $ (845,309) $ – $ (845,309)
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,310.26
and paying a (3 mo. LIBOR USD
+ 0.650%) 0.851%, with quarterly
payments until expiration date
Total Return Swap Barclays Bank Plc 12/02/2022 80,000 (1,542,666) – (1,542,666)
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,303.94 and
paying a (SOFR RATE + 0.750%) at
expiration date
Total Return Swap Barclays Bank Plc 01/04/2023 100,000 (1,747,182) – (1,747,182)
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,301.18 and
paying a (SOFR RATE + 0.770%) at
expiration date
Total Return Swap Barclays Bank Plc 03/02/2023 120,000 (3,825) – (3,825)
receiving total return of the Barclays
US Mortgage Backed Securities Index
over the initial level of 2,264.19 and
paying a (SOFR RATE + 0.680%) at
expiration date
Total Total Return Swaps $ (4,138,982)
CLO — Collateralized Loan Obligation
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 20.2%
Bank Loans ................................. 0.2
Corporate Bonds ............................. 9.5
Exchange-Traded Funds ........................ 16.9
Non-Agency Mortgage-Backed Securities ............ 16.5
Preferred Stocks .............................. 0.2
U.S. Government Agencies and Securities ........... 22.7
Other
*
...................................... 13.8
100.0%
* Includes cash and equivalents, swap agreements, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.